Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	December 31, 2024	December 31, 2023
Bakery production equipment	$1,155,420	$1,646,294
Automobiles	110,567	100,427
Office equipment and furniture	938,252	825,337
Leasehold improvements	5,959,894	6,606,385
Subtotal	8,164,133	9,178,443
Less: accumulated depreciation	(3,719,660)	(3,444,030)
Less: impairment on property and equipment	-	(272,350)
Total property and equipment, net	$4,444,473	$5,462,063

With the increased competition, Chanson Greenwich was closed in the second half of fiscal year 2023. The Company performed evaluation on whether the carrying amount of the property and equipment of Chanson Greenwich could be recoverable, and recorded an impairment of $272,350 as of December 31, 2023. During the year ended December 31, 2024, the Company disposed all the property and equipment of Chanson Greenwich to a third party.

Gain on disposal of property and equipment was $152,517 for the year ended December 31, 2024. Loss on disposal of property and equipment was $4,982 and $nil for the years ended December 31, 2023 and 2022, respectively.

Depreciation expenses were $796,369, $831,820 and $701,461 for the years ended December 31, 2024, 2023 and 2022, respectively.